EQUITY OFFERINGS OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2013
EQUITY OFFERINGS OF SUBSIDIARIES [Abstract]
EQUITY OFFERINGS/TRANSACTIONS WITH LISTED SUBSIDIARIES

29.	EQUITY OFFERINGS/TRANSACTIONS WITH LISTED SUBSIDIARIES OR AFFILLIATES

Golar Partners

The following table summarizes the issuances of common units of Golar Partners:

				Public Offering
Date	Number of Common Units Issued[1]	Number of Common Units Issued to the Company	Offering Price	Gross Proceeds (in thousands of $)[2]	Net Proceeds (in thousands of $)	Company's Ownership in Golar Partners after the Offering[3]
April 2011 (IPO)	13,800,000	9,327,254	$22.50	310,500	287,795	65.4%
July 2012	6,325,000	969,305	$30.95	188,485	187,138	57.5%
November 2012	4,300,000	1,524,590	$30.50	131,150	129,981	54.1%
January 2013	3,900,000	416,947	$29.74	115,986	115,224	50.9%
December 2013	5,100,000	—	$29.10	148,410	147,313	41.4%

[1] Pertains to common units issued by Golar Partners to the public.
[2] Gross and net proceeds from Golar Partners' public offering (excluding proceeds received from Golar's participation in the concurrent private placement).
[3] Includes our general partner interest in Golar Partners.

The following table summarizes the sale of our vessel interests to Golar Partners since its IPO:

	2013	2012		2011
(in millions of $)	Golar Maria	Golar Grand	NR Satu	Golar Freeze
Sales price	127.9	176.8	388.0	231.3
Less: Net assets transferred	(45.6)	(43.1)	(255.7)	(65.5)
Excess of sales price over net assets transferred	82.3	133.7	132.3	165.8
Additions to Golar's stockholders' equity and noncontrolling interest	—	88.3	85.8	96.7

The transactions involving the Golar Grand, NR Satu and the Golar Freeze were deemed to be concluded between entities under common control, accordingly, no gain or loss was recognized by the Company.

As the Partnership is no longer considered to be our controlled entity, the transaction involving the sale of Golar Maria is not accounted for as a transfer of equity interest between entities under common control. Accordingly, we have recognized a gain on disposal of the Golar Maria (see note 6).

Golar Freeze

On October 19, 2011, we sold our 100% ownership interest in certain subsidiaries which own and operate the Golar Freeze and hold the secured bank debt to Golar Partners. The purchase consideration was $330.0 million for the vessel and $9.0 million of working capital adjustments net of the assumed bank debt of $108.0 million, resulting in total purchase consideration of approximately $231.3 million of which $222.3 million was financed by vendor financing provided by us.

NR Satu

On July 19, 2012, we sold our equity interests in certain subsidiaries which own and operate the NR Satu to Golar Partners. The purchase consideration was $385.0 million for the vessel and working capital adjustments of $3.0 million, resulting in total purchase consideration of approximately $388.0 million of which $230.0 million was financed from the proceeds of the July 2012 equity offering and $155.0 million vendor financing provided by us.

Golar Grand

On November 8, 2012, we sold our equity interests in subsidiaries which lease and operate the Golar Grand. The purchase consideration was $265.0 million for the vessel and working capital adjustments of $2.6 million, net of the assumed capital lease obligation of $90.8 million, resulting in total purchase consideration of $176.8 million which was principally financed from the proceeds of the November 2012 equity offering.

Golar Maria

On February 7, 2013, we sold our equity interests in the company which owns and operates the LNG carrier Golar Maria. The purchase consideration was $215.0 million for the vessel, working capital adjustments of $5.5 million, the fair value of the interest rate swap liability of $3.1 million less the assumed bank debt of $89.5 million, resulting in total purchase consideration of $127.9 million which was financed from the proceeds of Golar Partners' January 2013 equity offering.

Golar LNG Energy Limited ("Golar Energy")

In August 2009, we completed a private placement offering of our subsidiary, Golar Energy for 59.8 million new common shares at a price of $2 per share, for net proceeds of $115.4 million.  As a result of the offering our ownership in Golar Energy was reduced to 68%.

In mid 2011, the Company in a series of piecemeal acquisitions acquired an additional 92.3 million shares, representing a 38.9% interest in Golar Energy, to bring its ownership interest to 100%.  Of the 92.3 million shares acquired, 70.3 million (76%), were exchanged for newly issued shares in Golar, where the seller received one share in Golar for every 6.06 Golar Energy shares held, thereby increasing the Company's share capital by $11.6 million and share premium by $340 million.  The new Golar shares were effectively issued for $30.30 per share.  The remaining Golar Energy shares were acquired at a price of approximately $5 per share.  As a result of these transactions, non-controlling interest of $129.4 million was eliminated and the difference between the non-controlling interest and consideration paid was recognized as a reduction in additional paid in capital of $336.2 million.  On July 4, 2011, Golar Energy was delisted from the Norwegian stock exchange, Oslo Axess.
In connection with the above transactions described above, in May 2011, the remaining outstanding 5.4 million options in Golar Energy were canceled and exchanged for options in Golar.